Convertible Redeemable Preferred Stock And Stockholders' Deficit	12 Months Ended
Dec. 31, 2021
Convertible Redeemable Preferred Stock And Stockholders' Deficit [Abstract]
Convertible Redeemable Preferred Stock And Stockholders' Deficit
10. CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY
Our
second
amended and restated certificate of incorporation authorizes us to issue up to 1,000,000,000 shares of common stock, $0.0001 par value per share, and 20,000,000 shares of preferred stock, par value $0.0001 per share.
Convertible Redeemable Preferred Stock
Legacy IonQ’s convertible redeemable preferred stock previously classified as mezzanine equity was retroactively adjusted, converted into common stock, and reclassified to permanent equity because of the reverse recapitalization as described in Note 1.
No shares of Legacy IonQ convertible redeemable preferred stock were issued during the years ended December 31, 2021 and 2020 requiring adjustment as a result of the reverse recapitalization.
Preferred Stock
Under our
second
amended and restated certificate of incorporation, our board of directors may, without further action by our stockholders, fix the rights, preferences, privileges and restrictions of up to an aggregate of 20,000,000 shares of preferred stock in one or more series and authorize their issuance. These rights, preferences and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock. Any issuance of preferred stock could adversely affect the voting power of holders of common stock and the likelihood that such holders would receive dividend payments and payments on liquidation. In addition, the issuance of preferred stock could have the effect of delaying, deterring or preventing a change of control or other corporate action. No shares of preferred stock have been issued as of December 31, 2021.
Common Stock
The terms, rights, preference, and privileges of the common stock are as follows:
Voting Rights
Except as otherwise required by law or as otherwise provided in any certificate of designation for any series of preferred stock, each holder of common stock possess all voting power for the election of our directors and all other matters requiring stockholder action. Holders of common stock are entitled to one vote per share on matters to be voted on by stockholders. The Company’s second amended and restated
certificate of incorporation and bylaws do not provide for cumulative voting rights.
Dividends
Subject to preferences that may be applicable to any then outstanding preferred stock, the holders of common stock may be entitled to receive dividends out of legally available funds if the board of directors, in its discretion, determines to issue dividends and then only at the times and in the amounts that the board of directors may determine. We do not anticipate paying any cash dividends in the foreseeable future.
Liquidation
In the event of our voluntary or involuntary liquidation, dissolution, distribution of assets or winding-up,
the holders of common stock will be entitled to receive an equal amount per share of all of our assets of whatever kind available for distribution to stockholders, after the rights of the holders of the preferred stock, if any, have been satisfied.
Rights and Preference
Holders of the Company’s common stock have no preemptive or other subscription rights, and there are no sinking fund or redemption provisions applicable to the common stock. The rights, preferences, and privileges of the holders of common stock are subject to, and may be adversely affected by, the rights of the holders of shares of any series of the Company’s preferred stock that may be issued. Currently no preferred stock has been issued as of December 31, 2021.
Founders’ Shares
Upon incorporation of the Company, the founders of the Company (the “Founders”) purchased an aggregate 16.2 million shares of common stock at a purchase price $0.0006 per share after giving effect to the recapitalization. Subsequently, on July 25, 2016, upon the introduction of a new third-party investor, the
 Company imposed a share restriction on an aggregate of 12.1 million of the Founders’ shares (the “Restricted Shares”), after giving effect to the recapitalization. If the Founders terminate their relationship with the Company for any reason, the Company will have the right to repurchase such shares for the initial purchase price and the repurchase period will begin from such termination date until 120 days after the termination date; provided, however
,
that if the Founders terminate their relationship with the Company or are otherwise terminated for good cause (each, a “Release Event”), in each case, within 12 months of a deemed liquidation event, the Company may not repurchase the shares. Payment for the Restricted Shares will be made in cash if the Company exercises its option to repurchase the Founder’s shares. Of the Restricted Shares subject to the repurchase option, 1/48th of the Restricted Shares shall be released from the repurchase option on each monthly anniversary from July 25, 2016 until all Restricted Shares are released from the repurchase option. All Founders’ Shares were fully vested as of December 31, 2020. See Note 13— Stock Based Compensation for further information.
Common Stock Reserved for Issuance
The Company’s common stock reserved for future issuances after giving effect to the recapitalization are as follows:

	As of December 31,
	2021	2020
Stock options outstanding	22,133,210	21,863,368
Warrants to acquire common stock	8,301,202	8,301,202
Public warrants outstanding	5,233,018	—
Shares available for future grant	31,589,000	7,294,016

Total common stock reserved	67,256,430	37,458,586